SEMIANNUAL REPORT JUNE 30, 2002
--------------------------------------------------------------------------------

OPPENHEIMER
GLOBAL SECURITIES FUND/VA

A Series of Oppenheimer Variable Account Funds

                                                      [LOGO OMITTED]
                                            OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                   The Right Way to Invest

OPPENHEIMER GLOBAL SECURITIES FUND/VA

================================================================================
OBJECTIVE
OPPENHEIMER GLOBAL SECURITIES FUND/VA, a series of Oppenheimer Variable Account Funds, seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
================================================================================

NARRATIVE BY WILLIAM WILBY, PORTFOLIO MANAGER
Over the six-month period ended June 30, 2002, the performance of Oppenheimer Global Securities Fund/VA reflected the volatile conditions of the overall global market.
   We attribute our long-term results to a disciplined investment approach, which focuses on individual companies that we believe stand to profit from one or more key worldwide growth trends. The four themes we've identified are mass affluence, new technology, restructuring and aging populations. Using these themes as a starting point, we then employ rigorous fundamental research to uncover companies with the potential to deliver earnings growth and stock price appreciation in nearly any type of market.
   During the past six months, the United States' economy slowly emerged from recession, helped along by the U.S. government's aggressive fiscal stimulus policy and the Federal Reserve Board's (the Fed) bias toward keeping interest rates low. Even as we saw signs of recovery, however, the markets remained mixed.
   Similar trends occurred in Europe, though the Central Bank there stands more prepared to raise interest rates. In addition, the European markets continue to be less volatile than the U.S., perhaps in part because they don't tend to display as much of a cause and effect relationship with otherwise disruptive political events, such as the strong showing of Jean-Marie Le Pen in the first round of France's presidential elections in April 2002.
   Conditions in Europe also improved thanks to currency stabilization and a rallying of the Euro versus the dollar. The amount of foreign capital coming into the U.S. continued to wane as investors redirected their money toward European companies, which have been showing better earnings, stronger earnings momentum and lower valuations than their U.S. counterparts.
   Meanwhile, Japan continued its attempts to restructure its ailing banking system. Though the Japanese markets were among the better performing industrial markets during the period, we remain cautious about how successful the government's restructuring efforts will be, and if they are successful, how long the process will take.
   As always, we remained focused on finding good companies in good businesses at good prices. By good companies, we mean those that, in our view, will benefit from one or more of the growth trends mentioned above. This approach has afforded us, over the past six months, numerous opportunities to purchase what we consider fundamentally sound companies at very reasonable prices. Of course we also pay close attention to the risks posed by individual companies, as well as those associated with investing in foreign securities in general, such as foreign currency fluctuations and higher expenses.


        2 OPPENHEIMER GLOBAL SECURITIES FUND/VA

   Positive contributors to the Fund during this reporting period included German car manufacturer, Porsche AG. Despite a strike by plant workers, the stock performed well, helped in large part by the Euro's rally. Reckitt Benckiser plc, a leading European household products concern, also did well, aided by the fact that even during slower economic times consumers continue to need and purchase products such as theirs.
   On the other side of the equation, French drug company Sanofi-Synthelabo SA hurt the Fund's performance. In fact, the health care sector underperformed as a whole, hampered by the slower flow of new drugs through company pipelines and the pending expiration of patents for many of their "blockbuster" sellers of the last few years. Nintendo Co. Ltd, based in Japan, lost ground fighting a price war centered around their hardware and game console. The company remains a top holding in the Fund's portfolio because the fundamentals are still solid, and in our opinion, Nintendo's potential for growth lies with its software division.
   Looking forward, we continue to view the world as one stock market, seeking opportunities that offer our shareholders the best prospects for good performance over time. With valuations still attractive on a global basis and economies showing clear signs of recovery, we remain confident in the stock-by-stock approach of our highly experienced, collaborative management team that makes Oppenheimer Global Securities Fund/VA an important part of THE RIGHT WAY TO INVEST.



IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


        3 OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2002 / Unaudited


                                                    MARKET VALUE
                                         SHARES       SEE NOTE 1
----------------------------------------------------------------
COMMON STOCKS--97.1%
----------------------------------------------------------------
CONSUMER DISCRETIONARY--20.5%
----------------------------------------------------------------
AUTO COMPONENTS--0.6%
Valeo SA(1)                             249,764    $  10,384,678
----------------------------------------------------------------
AUTOMOBILES--3.0%
Porsche AG, Preferred                    82,116       39,129,670
Volkswagen AG                           370,456       17,854,082
                                                   -------------
                                                      56,983,752
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
International Game Technology           151,600        8,595,720
Six Continents plc                    2,006,950       20,389,528
                                                   -------------
                                                      28,985,248
----------------------------------------------------------------
HOUSEHOLD DURABLES--3.8%
Koninklijke (Royal) Philips
   Electronics NV                       324,900        9,071,030
Nintendo Co. Ltd.                       147,272       21,686,557
Sharp Corp.                           1,645,000       20,888,453
Sony Corp.                              287,400       15,178,058
Thomson Multimedia SA(1)                283,729        6,711,048
                                                   -------------
                                                      73,535,146
----------------------------------------------------------------
MEDIA--8.6%
Grupo Televisa SA, Sponsored GDR(1)     406,299       15,187,457
JC Decaux SA(1)                         358,264        4,847,355
Liberty Media Corp., Cl. A(1)           759,500        7,595,000
Pearson plc                           1,547,670       15,393,215
Reed Elsevier plc                     4,152,982       39,469,985
Singapore Press Holdings Ltd.         1,744,033       19,643,568
Sirius Satellite Radio, Inc.(1)         879,500        3,314,836
Television Broadcasts Ltd.            4,640,832       19,753,285
Wolters Kluwer NV                     1,044,649       19,829,185
XM Satellite Radio Holdings, Inc.(1)  1,109,000        8,040,250
Zee Telefilms Ltd.                    4,768,900       12,371,225
                                                   -------------
                                                     165,445,361
----------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Best Buy Co., Inc.(1)                   222,162        8,064,480
Circuit City Stores, Inc./
   Circuit City Group                 1,118,649       20,974,669
Gap, Inc. (The)                         671,800        9,539,560
New Dixons Group plc                  3,067,440        8,942,274
RadioShack Corp.                        316,900        9,526,014
                                                   -------------
                                                      57,046,997
----------------------------------------------------------------
CONSUMER STAPLES--11.7%
----------------------------------------------------------------
BEVERAGES--2.4%
Companhia de Bebidas das
   Americas, ADR                        548,615        8,525,477
Diageo plc                            1,425,700       18,515,617


                                                    MARKET VALUE
                                         SHARES       SEE NOTE 1
----------------------------------------------------------------
Fomento Economico Mexicano
   SA de CV, UBD                      2,757,700    $  10,803,418
Grupo Modelo SA de CV, Series C       3,708,000        8,724,706
                                                   -------------
                                                      46,569,218
----------------------------------------------------------------
FOOD & DRUG RETAILING--1.0%
Boots Co. plc                           986,490        9,781,612
Delhaize Group                          209,300        9,818,472
                                                   -------------
                                                      19,600,084
----------------------------------------------------------------
FOOD PRODUCTS--2.1%
Cadbury Schweppes plc                 3,268,685       24,488,774
Koninklijke Numico NV                   696,700       15,625,864
                                                   -------------
                                                      40,114,638
----------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.3%
Hindustan Lever Ltd.(2)               4,257,900       16,849,467
Reckitt Benckiser plc                 3,594,853       64,495,298
                                                   -------------
                                                      81,344,765
----------------------------------------------------------------
PERSONAL PRODUCTS--1.9%
Shiseido Co. Ltd.                       706,000        9,412,548
Wella AG, Preference, Non-Vtg.          444,882       26,427,833
                                                   -------------
                                                      35,840,381
----------------------------------------------------------------
ENERGY--4.9%
----------------------------------------------------------------
OIL & GAS--4.9%
BP plc, ADR                             474,869       23,976,136
ChevronTexaco Corp.                     230,572       20,405,622
Encana Corp.                            343,417       10,544,792
Husky Energy, Inc.                    1,629,315       17,847,582
Royal Dutch Petroleum Co.,
   NY Shares                            385,260       21,293,320
                                                   -------------
                                                      94,067,452
----------------------------------------------------------------
FINANCIALS--13.9%
----------------------------------------------------------------
BANKS--6.8%
Australia & New Zealand
   Banking Group Ltd.                 3,209,443       34,756,361
Bank One Corp.                          926,039       35,633,981
ICICI Bank Ltd., Sponsored ADR        1,713,750       11,996,250
Royal Bank of Scotland
   Group plc (The)                      897,727       25,452,338
Wachovia Corp.                          586,829       22,405,131
                                                   -------------
                                                     130,244,061
----------------------------------------------------------------
DIVERSIFIED FINANCIALS--4.9%
American Express Co.                    524,900       19,064,368
Citigroup, Inc.                         200,466        7,768,058
Credit Saison Co. Ltd.                  646,500       15,345,340
Fannie Mae                              529,800       39,072,750
Lehman Brothers Holdings, Inc.          148,800        9,302,976
MBNA Corp.                              132,300        4,375,161
                                                   -------------
                                                      94,928,653


        4 OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                    MARKET VALUE
                                         SHARES       SEE NOTE 1
----------------------------------------------------------------
INSURANCE--2.2%
ACE Ltd.                                485,571    $  15,344,044
Berkshire Hathaway, Inc., Cl. B(1)        7,040       15,727,360
Manulife Financial Corp.                367,013       10,533,314
                                                   -------------
                                                      41,604,718
----------------------------------------------------------------
HEALTH CARE--18.3%
----------------------------------------------------------------
BIOTECHNOLOGY--4.2%
Affymetrix, Inc.(1)                     250,700        6,014,293
Amgen, Inc.(1)                          535,500       22,426,740
Gilead Sciences, Inc.(1)                600,580       19,747,070
Human Genome Sciences, Inc.(1)          361,600        4,845,440
Oxford GlycoSciences plc(1)             426,612        1,739,512
Protein Design Labs, Inc.(1)             50,100          544,086
Qiagen NV(1)                            188,993        2,236,061
Wyeth                                   448,192       22,947,430
                                                   -------------
                                                      80,500,632
----------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Amersham plc                            533,000        4,712,221
Applera Corp./Applied
   Biosystems Group                     488,500        9,520,865
Essilor International SA                175,000        7,115,411
Smith & Nephew plc                      776,000        4,305,599
                                                   -------------
                                                      25,654,096
----------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.1%
Fresenius AG, Preference                413,671       22,061,240
Laboratory Corp. of America
   Holdings, Inc.(1)                    245,600       11,211,640
Oxford Health Plans, Inc.(1)            173,000        8,037,580
Quest Diagnostics, Inc.(1)              266,400       22,923,720
Quintiles Transnational Corp.(1)      1,071,828       13,387,132
                                                   -------------
                                                      77,621,312
----------------------------------------------------------------
PHARMACEUTICALS--8.7%
AstraZeneca plc                         215,025        8,902,032
Eisai Co. Ltd.                          430,000       11,049,558
Johnson & Johnson                       587,780       30,717,383
Novartis AG                             475,163       20,895,934
Pfizer, Inc.                            514,419       18,004,665
Sanofi-Synthelabo SA                  1,104,938       67,220,185
Takeda Chemical Industries Ltd.         233,000       10,225,096
                                                   -------------
                                                     167,014,853
----------------------------------------------------------------
INDUSTRIALS--6.8%
----------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Bombardier, Inc., Cl. B               2,179,200       18,053,731
Empresa Brasileira de
   Aeronautica SA (Embraer), ADR        918,334       19,652,348
Raytheon Co.                          1,014,300       41,332,725
                                                   -------------
                                                      79,038,804

                                                    MARKET VALUE
                                         SHARES       SEE NOTE 1
----------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--2.7%
Amadeus Global Travel
   Distribution SA                      821,601    $   5,257,957
Rentokil Initial plc                  5,579,767       22,708,988
Societe BIC SA                          577,669       23,105,489
                                                   -------------
                                                      51,072,434
----------------------------------------------------------------
INFORMATION TECHNOLOGY--15.1%
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Lucent Technologies, Inc.(1)          3,553,600        5,898,976
QUALCOMM, Inc.(1)                     1,223,300       33,628,517
Scientific-Atlanta, Inc.                960,400       15,798,580
                                                   -------------
                                                      55,326,073
----------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
International Business Machines
   Corp.                                 65,117        4,688,424
Toshiba Corp.(1)                      1,647,000        6,705,623
                                                   -------------
                                                      11,394,047
----------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Keyence Corp.                            28,700        6,079,534
Kudelski SA(1)                          159,800        5,599,389
Kyocera Corp.                           114,800        8,380,611
                                                   -------------
                                                      20,059,534
----------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
SonicWALL, Inc.(1)                      385,600        1,935,712
----------------------------------------------------------------
IT CONSULTING & SERVICES--0.4%
Infosys Technologies Ltd.               123,300        8,289,566
----------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.0%
Applied Materials, Inc.(1)              221,100        4,205,322
National Semiconductor Corp.(1)       1,066,600       31,112,722
Novellus Systems, Inc.(1)               110,800        3,767,200
                                                   -------------
                                                      39,085,244
----------------------------------------------------------------
SOFTWARE--8.0%
Business Objects SA,
   Sponsored ADR(1)                     127,400        3,579,940
Cadence Design Systems, Inc.(1)       4,151,370       66,920,084
Electronic Arts, Inc.(1)                595,969       39,363,752
Sybase, Inc.(1)                       1,125,110       11,869,911
Symantec Corp.                          224,900        7,387,965
Synopsys, Inc.(1)                       375,643       20,588,993
Trend Micro, Inc.(1)                    151,500        4,234,315
                                                   -------------
                                                     153,944,960
----------------------------------------------------------------
MATERIALS--2.0%
----------------------------------------------------------------
CHEMICALS--0.9%
International Flavors &
   Fragrances, Inc.                     512,130       16,639,104


        5 OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                    MARKET VALUE
                                         SHARES       SEE NOTE 1
-----------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Hanson plc                            2,949,710    $  21,064,898
-----------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-----------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
BT Group plc(1)                       3,898,110       14,973,560
Tele Norte Leste Participacoes
   SA (Telemar), Preference       1,329,455,753       13,278,234
                                                   --------------
                                                      28,251,794
-----------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
AT&T Corp.                              280,500        3,001,350
KDDI Corp.                                5,377       16,598,448
Millicom International Cellular SA(1)       605              968
SK Telecom Co. Ltd.                      43,540        9,753,974
                                                   --------------
                                                      29,354,740
-----------------------------------------------------------------
UTILITIES--0.9%
-----------------------------------------------------------------
GAS UTILITIES--0.4%
Hong Kong & China Gas Co. Ltd.        6,467,000        8,581,212
-----------------------------------------------------------------
MULTI-UTILITIES--0.5%
Suez SA                                 334,590        8,921,909
                                                   --------------
Total Common Stocks
   (Cost $1,829,155,577)                           1,860,446,076

                                      PRINCIPAL
                                         AMOUNT
=================================================================
REPURCHASE AGREEMENTS--5.7%
-----------------------------------------------------------------
Repurchase agreement with
   PaineWebber, Inc., 1.93%, dated
   6/28/02, to be repurchased at
   $109,164,554 on 7/1/02,
   collateralized by Federal
   Home Loan Mortgage Corp.,
   6%--6.50%, 12/1/27--2/1/32,
   with a value of $35,477,023 and
   Federal National Mortgage
   Assn., 5.50%--6%, 5/1/32, with
   a value of $76,114,065
   (Cost $109,147,000)             $109,147,000      109,147,000

-----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
   (COST $1,938,302,577)                  102.8%   1,969,593,076
-----------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS      (2.8)     (53,850,544)
                                     ----------------------------
NET ASSETS                                100.0%  $1,915,742,532
                                     ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHICAL DIVERSIFICATION      MARKET VALUE       PERCENT
-------------------------------------------------------------
United States                    $ 857,021,285          43.5%
Great Britain                      329,311,587          16.7
Japan                              145,784,141           7.4
France                             131,886,015           6.7
Germany                            105,472,825           5.4
The Netherlands                     68,055,460           3.5
Canada                              56,979,419           2.9
India                               49,506,508           2.5
Brazil                              41,456,059           2.1
Australia                           34,756,361           1.8
Mexico                              34,715,581           1.8
Hong Kong                           28,334,497           1.4
Switzerland                         26,495,323           1.2
Singapore                           19,643,568           1.0
Bermuda                             15,344,044           0.8
Belgium                              9,818,472           0.5
Korea, Republic of South             9,753,974           0.5
Spain                                5,257,957           0.3
                               ------------------------------
Total                           $1,969,593,076         100.0%
                               ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        6 OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2002

===============================================================================================
 ASSETS
-----------------------------------------------------------------------------------------------
 Investments, at value (cost $1,938,302,577)-- see accompanying statement       $1,969,593,076
-----------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                  11,874
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                              3,352,949
 Investments sold                                                                    3,193,616
 Shares of beneficial interest sold                                                  1,415,198
 Other                                                                                   8,176
                                                                                ---------------
 Total assets                                                                    1,977,574,889

===============================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------------------
 Bank overdraft                                                                        418,733
-----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                             51,126,595
 Investments purchased                                                              10,144,365
 Distribution and service plan fees                                                     16,336
 Transfer and shareholder servicing agent fees                                           2,095
 Trustees' compensation                                                                  1,275
 Other                                                                                 122,958
                                                                                ---------------
 Total liabilities                                                                  61,832,357

===============================================================================================
 NET ASSETS                                                                     $1,915,742,532
                                                                                ===============

===============================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                     $       90,792
-----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                      2,031,078,979
-----------------------------------------------------------------------------------------------
 Undistributed net investment income                                                 9,042,054
-----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions   (155,993,015)
-----------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                           31,523,722
                                                                                ---------------
 NET ASSETS                                                                     $1,915,742,532
                                                                                ===============

===============================================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $1,881,655,671 and 89,171,228 shares of beneficial interest outstanding) $21.10
-----------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on
 net assets of $34,086,861 and 1,620,309 shares of beneficial interest outstanding)     $21.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        7 OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2002
===============================================================================
 INVESTMENT INCOME
-------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $1,375,113)      $  15,127,581
-------------------------------------------------------------------------------
 Interest                                                            1,149,805
                                                                 --------------
 Total investment income                                            16,277,386

===============================================================================
 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                 $   6,262,012
-------------------------------------------------------------------------------
 Custodian fees and expenses                                           118,535
-------------------------------------------------------------------------------
 Distribution and service plan fees-- Service shares                    25,125
-------------------------------------------------------------------------------
 Trustees' compensation                                                 21,653
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                          11,957
-------------------------------------------------------------------------------
 Other                                                                  11,722
                                                                 --------------
 Total expenses                                                      6,451,004
 Less reduction to custodian expenses                                   (1,620)
                                                                 --------------
 Net expenses                                                        6,449,384

===============================================================================
 NET INVESTMENT INCOME                                               9,828,002

===============================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                       (74,066,498)
 Foreign currency transactions                                     (12,186,397)
                                                                 --------------
 Net realized loss                                                 (86,252,895)

-------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $100,090)       (133,666,940)
 Translation of assets and liabilities
 denominated in foreign currencies                                  65,759,803
                                                                 --------------
 Net change                                                        (67,907,137)
                                                                 --------------
 Net realized and unrealized loss                                 (154,160,032)

===============================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(144,332,030)
                                                                 ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        8 OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS            YEAR
                                                                 ENDED           ENDED
                                                         JUNE 30, 2002    DECEMBER 31,
                                                           (UNAUDITED)            2001
=======================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------
 Net investment income                                  $    9,828,002 $    13,444,980
---------------------------------------------------------------------------------------
 Net realized loss                                         (86,252,895)    (57,715,516)
---------------------------------------------------------------------------------------
 Net change in unrealized depreciation                     (67,907,137)   (213,948,491)
                                                        -------------------------------
 Net decrease in net assets resulting from operations     (144,332,030)   (258,219,027)

=======================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------
 Dividends from net investment income:
 Non-Service shares                                         (9,494,638)    (13,806,412)
 Service shares                                               (108,690)        (14,765)
---------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Non-Service shares                                                 --    (255,967,620)
 Service shares                                                     --        (277,910)

=======================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------
 Net increase in net assets resulting from
 beneficial interest transactions:
 Non-Service shares                                        127,234,980     297,559,831
 Service shares                                             16,085,747      19,680,174

=======================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------
 Total decrease                                            (10,614,631)   (211,045,729)
---------------------------------------------------------------------------------------
 Beginning of period                                     1,926,357,163   2,137,402,892
                                                        -------------------------------
 End of period (including undistributed net investment
 income of $9,042,054 and $8,817,380, respectively)     $1,915,742,532  $1,926,357,163
                                                        ===============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        9 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS

                                              SIX MONTHS                                                                  YEAR
                                                   ENDED                                                                 ENDED
                                           JUNE 30, 2002                                                          DECEMBER 31,
 NON-SERVICE SHARES                          (UNAUDITED)          2001          2000          1999          1998          1997
===============================================================================================================================

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $22.84        $30.33        $33.41        $22.07        $21.37        $17.67
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .11           .17           .27           .14           .24           .25
 Net realized and unrealized gain (loss)           (1.74)        (3.85)         1.82         12.21          2.64          3.68
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                  (1.63)        (3.68)         2.09         12.35          2.88          3.93
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.11)         (.19)         (.09)         (.14)         (.46)         (.23)
 Dividends in excess of net investment income         --            --            --          (.13)           --            --
 Distributions from net realized gain                 --         (3.62)        (5.08)         (.74)        (1.72)           --
                                         --------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.11)        (3.81)        (5.17)        (1.01)        (2.18)         (.23)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $21.10        $22.84        $30.33        $33.41        $22.07        $21.37
                                         ======================================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               (7.18)%      (12.04)%        5.09%        58.48%        14.11%        22.42%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $1,881,656    $1,905,890    $2,136,420    $1,762,366    $1,135,029      $959,110
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,937,943    $1,918,335    $2,116,100    $1,251,190    $1,055,123      $802,389
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                              1.01%         0.70%         0.83%         0.57%         1.22%         1.51%
 Expenses                                           0.66%         0.70%         0.68%         0.69%         0.74%(3)      0.76%(3)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              15%           39%           50%           64%           81%           67%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        10 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                     SIX MONTHS                        YEAR
                                                          ENDED                       ENDED
                                                  JUNE 30, 2002                DECEMBER 31,
 SERVICE SHARES                                     (UNAUDITED)          2001       2000(1)
============================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $ 22.78       $ 30.30       $ 32.65
--------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .10           .21           .03
 Net realized and unrealized loss                         (1.74)        (3.92)        (2.38)
--------------------------------------------------------------------------------------------
 Total from investment operations                         (1.64)        (3.71)        (2.35)
--------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.10)         (.19)           --
 Distributions from net realized gain                        --         (3.62)           --
                                                  ------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.10)        (3.81)           --
--------------------------------------------------------------------------------------------
 Net asset value, end of period                          $21.04        $22.78        $30.30
                                                  ==========================================

============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (7.24)%      (12.17)%      (7.20)%
--------------------------------------------------------------------------------------------

============================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $34,087       $20,467          $983
--------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $26,765       $ 8,502          $325
--------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.88%         0.44%         0.60%
 Expenses                                                  0.85%         0.85%         0.83%
--------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     15%           39%           50%


1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated entities managed by OFI, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


        12 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA


--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
   As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $150,678,318. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:
           EXPIRING
           --------------------------------
              2009              $47,254,011

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


        13  OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED JUNE 30, 2002       YEAR ENDED DECEMBER 31, 2001
                                                           SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                      54,715,237   $ 1,218,999,558       71,467,613   $ 1,685,381,975
Dividends and/or distributions reinvested                    405,580         9,494,637       11,900,045       269,774,032
Redeemed                                                 (49,409,360)   (1,101,259,215)     (70,355,513)   (1,657,596,176)
                                                        ------------------------------------------------------------------
Net increase                                               5,711,457   $   127,234,980       13,012,145   $   297,559,831
                                                        ==================================================================

--------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                       1,335,611   $    29,652,276        1,048,232   $    23,626,500
Dividends and/or distributions reinvested                      4,652           108,689           12,927           292,675
Redeemed                                                    (618,471)      (13,675,218)        (195,068)       (4,239,001)
                                                        ------------------------------------------------------------------
Net increase                                                 721,792   $    16,085,747          866,091   $    19,680,174
                                                        ==================================================================

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2002, were $451,639,802 and $274,195,784, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2002 was an annualized rate of 0.64%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of the fund. This undertaking may be amended or withdrawn at any time.


        14 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA


--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund.

================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2002, the Fund had outstanding foreign currency contracts as ollows:

                        EXPIRATION      CONTRACT   VALUATION AS OF    UNREALIZED
CONTRACT DESCRIPTION          DATE  AMOUNT (000S)    JUNE 30, 2002  APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro [EUR]                  7/1/02      6,250EUR        $6,172,168       $11,874

================================================================================
6. ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2002 was $16,849,467, which represents 0.88% of the Fund's net assets, all of which is considered restricted.

        15 OPPENHEIMER GLOBAL SECURITIES FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA


OPPENHEIMER GLOBAL SECURITIES FUND/VA

A SERIES OF OPPENHEIMER VARIABLE ACCOUNT FUNDS


================================================================================
TRUSTEES AND OFFICERS     James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, President and Trustee
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          William L. Wilby, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary


================================================================================
INVESTMENT ADVISOR        OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AGENT            OppenheimerFunds Services

================================================================================
INDEPENDENT AUDITORS      Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information on Oppenheimer Global Securities Fund/VA, please refer to the Prospectus.
                          To obtain a copy or for information on how to obtain a separate account prospectus, call OppenheimerFunds, Inc. at 1.800.981.2871.


                             [LOGO OMITTED]
                            OPPENHEIMERFUNDS
                           [REGISTRATION MARK]
                            Distributor, Inc.

[COPYRIGHT]
Copyright 2002 OppenheimerFunds, Inc. All rights reserved.